CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net loss	$ (37,574,217)	$ (13,449,280)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	1,001,384	447,413
Forgiveness of debt	0	(160,095)
Loss on termination of licensing agreement (in exchange for convertible debt)	0	1,500,000
Shares issued for non-employee services	4,983,500	2,757,501
Stock based compensation	0	1,897,585
Warrants issued for services	23,730,298	5,497,132
Warrants issued for extinguishment of debt	3,408,559	0
Derivative liability warrants	1,125,000	0
(Increase) decrease in:
Accounts receivable	(8,075)	21,786
Right of use asset/liability	628	(1,317)
Other assets	0	2,000
Prepaid assets	(490,689)	0
Increase (decrease) in:
Accounts payable	(35,071)	(1,578,145)
Accrued expenses	(17,128)	(424,020)
Deferred revenue	0	(1,000,000)
NET CASH USED IN OPERATING ACTIVITIES	(3,875,811)	(4,489,440)
INVESTING ACTIVITIES
Purchase of license right	0	(1,750,000)
NET CASH USED IN INVESTING ACTIVITIES	0	(1,750,000)
FINANCING ACTIVITIES
Proceeds from notes payable	0	77,595
Repayment of notes payable	(2,417,000)	(1,700,000)
Cash paid as part of merger/recapitalization	(614,580)	(50,897)
Repurchase of treasury shares	0	(247,165)
Shares issued for cash	3,271,486	10,136,500
Shares issued for cash for the conversion warrants	5,247,649	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	5,487,555	8,216,033
NET INCREASE IN CASH	1,611,744	1,976,593
CASH AT BEGINNING OF YEAR	2,179,558	202,965
CASH AT END OF YEAR	3,791,302	2,179,558
SUPPLEMENTAL DISCLOSURES
Interest paid	0	0
Taxes paid (refunded)	$ 0	$ 0